Nature of business and organization (Details Narrative)									1 Months Ended					12 Months Ended
	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Nov. 15, 2021 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Aug. 31, 2019 shares	Jan. 19, 2018 USD ($)	Jan. 19, 2018 CNY (¥)	Sep. 30, 2022 CNY (¥)	Jun. 30, 2022 $ / shares shares	Apr. 29, 2022 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Mar. 31, 2023 USD ($) shares	Mar. 31, 2022 USD ($) shares	Mar. 31, 2021 USD ($) shares	Sep. 30, 2023	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)
Net loss | $														$ 2,230,988	$ 1,125,565	$ 28,022
Net liabilities | $														$ 329,945
common stock shares outstanding														17,679,618	17,547,118	17,145,000
Total consideration				$ 1,500,000	¥ 10,500,000
Deposits					¥ 3,160,000								¥ 3,160,000					$ 465,460	¥ 160,000
Cash | $														$ 277,836	$ 101,719	$ 194,590
Number of shares sold	20,000	100,000	130,000
Share price | $ / shares	$ 4.00	$ 4.00	$ 2.00							$ 4.00	$ 4.00
Total consideration												$ 1,500,000	¥ 10,500,000
Due to related party															$ 324,337	$ 188,202		1,082,000	7,340,000
Subsequent Event [Member]
Number of shares sold										20,000	100,000
Share price | $ / shares	$ 4.00	$ 4.00								$ 4.00	$ 4.00
BF Beijing [Member]
Percentage of holding														51.00%
Interest rate									100.00%
Mr Yu Chang [Member]
Cash consideration | ¥									¥ 5,000,000
Mr Yong Sheng [Member]
Percentage of holding														49.00%
Related Party [Member]
Due from related party																		$ 1,082,000	¥ 7,340,000
Zhong Yuan Investment [Member]
Percentage of holding						100.00%									100.00%
Number of shares exchanged						161,500,000									161,500,000
common stock shares outstanding						170,000,000										170,000,000
Percentage of shares Outstanding						95.00%									95.00%
China Bio [Member]
Percentage of holding						100.00%									100.00%
BF Beijing [Member]
Cash consideration							$ 1,351,500	¥ 8,500,000							$ 1,351,500
Yanbian Bao Feng Bio Technology Co Ltd [Member]
Interest rate																	7.00%
Payment made in cash | ¥									1,000,000
Cash | ¥									¥ 4,000,000
Interest rate									7.00%